Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and certain financial performance of the Company. Unless the context requires otherwise, references to years below mean our fiscal years.

PAY VERSUS PERFORMANCE TABLE

					Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table (SCT) Total for CEO(1) ($)	Compensation Actually Paid (CAP) to CEO(2) ($)	Average SCT Total for Non-CEO NEOs(3) ($)	Average CAP to Non-CEO NEOs(4) ($)	Total Shareholder Return (TSR)(5) ($)	Peer Group TSR(6) ($)	Net Income(7) ($ in millions)	Adjusted Operating Income(8) ($ in millions)

2025	10,748,810	6,953,641	5,386,817	3,605,899	86.97	$201.42	(5,848)	4,745
2024	8,999,384	4,758,413	4,021,616	3,099,815	104.46	$171.35	2,746	5,360
2023	11,359,250	8,155,888	6,765,828	5,379,052	120.16	$135.03	2,846	5,297
2022	7,098,246	11,036,341	5,609,580	9,451,924	126.55	$106.92	2,368	4,989
2021	8,605,599	6,901,200	6,259,577	7,248,556	105.08	$129.44	1,024	5,268

(1)
The dollar amounts reported are the amounts of Total Compensation reported in the Summary Compensation Table for each corresponding fiscal year. Mr. Abrams-Rivera served as our CEO during 2024 and 2025 and Mr. Patricio served as our CEO during 2021, 2022, and 2023.
(2)
The dollar amounts reported represent the amount of CAP calculated in accordance with SEC rules. The amounts do not reflect the actual amount of compensation earned by, or paid during, the applicable year. To calculate CAP, the following amounts were deducted from and added to Total Compensation reflected in the Summary Compensation Table:

RECONCILIATION OF SCT TOTAL FOR CEO TO CAP TO CEO:

CAP to CEO	2025	2024	2023	2022	2021
Summary Compensation Table (SCT) Total(i)	10,748,810	8,999,384	11,359,250	7,098,246	8,605,599
(Less), value of Stock Awards and Option Awards reported in SCT(ii)	8,102,609	6,533,365	6,264,792	2,875,162	3,743,976
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(iii)	6,213,320	5,388,537	6,295,041	3,026,056	3,558,241
Plus, fair value as of vesting date of equity awards granted and vested in the year(iv)	—	—	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years(iii)	(2,396,704)	(3,116,715)	(730,077)	2,843,969	(4,612,721)
Plus (less), change in fair value from the prior year-end through the vesting date of equity awards granted in prior years that vested in the year(iii)	13,397	(384,603)	(2,503,534)	1,654,310	3,094,057
Less, prior year-end fair value for any equity awards forfeited in the year(iii)	—	—	—	(711,078)	—
Plus, value of dividends paid on unvested awards during applicable fiscal year prior to vesting(iv)	477,427	405,176	—	—	—
CAP to CEO(a)(b)(c)	6,953,641	4,758,413	8,155,888	11,036,341	6,901,200

(i)
In 2024 and 2025 Mr. Abrams-Rivera did not receive a cash bonus other than his PBP payout reflected in Non-Equity Incentive Compensation. In 2021, 2022 and 2023, Mr. Patricio did not receive a cash bonus other than his PBP payout reflected in Non-Equity Incentive Compensation.
(ii)
Deductions include the total grant date fair value of awards as reported in the Summary Compensation Table for each applicable fiscal year.
(iii)
Additions include the aggregate sum of: increase by fair value of awards granted during the applicable year that remain unvested as of the applicable fiscal year end, determined at the applicable fiscal year end; increase or decrease by change in fair value of outstanding unvested prior year awards that remain unvested at the applicable fiscal year end as compared to the fair value as of the prior fiscal year end; increase or decrease by the change in fair value of prior fiscal awards that vested during the applicable year as of the vesting date as compared to the fair value as of the prior fiscal year end; deduction of fair value of the prior year awards as of the prior fiscal year end that were forfeited during the applicable year; increase by the amount of dividends paid on unvested awards during the applicable year prior to the vesting date; increase by incremental fair value of stock options modified during the applicable year.
(iv)
In 2021, 2022 and 2023 dividends were included in the All Other Compensation column of the Summary Compensation Table.
(v)
In 2021, 2022, 2023, 2024, and 2025 we did not grant any awards that vested in the same year they were granted.
(vi)
In 2019, Mr. Patricio was granted new hire awards of PSUs and RSUs in the aggregate amount of $35 million, conditioned on his investment of $20 million to purchase shares of the Company stock, with a four-year holding requirement. He was not eligible to receive additional equity awards in 2020, 2021, and 2022, other than matching RSUs that may be granted to Mr. Patricio through his participation in our Bonus Investment Plan.
(vii)
Mr. Patricio was also granted a new hire award of PSUs based on the achievement of certain Company stock price targets. As of fiscal year-end 2022, the target had not been met.
(viii)
In 2023, Mr. Patricio became eligible to receive equity awards.
(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) under Total Compensation column of the Summary Compensation Table in each applicable year. Our non-CEO NEOs included for purposes of calculating the average amounts in each applicable year:

‒	2025: Mr. Maciel, Mr. Navio, Mr. Onell, and Ms. Willis;
‒	2024: Mr. Maciel, Mr. Lima, Mr. Navio, Mr. Onell, and Ms. La Lande;
‒	2023: Mr. Maciel, Mr. Abrams-Rivera, Ms. La Lande, and Mr. Oliveira;
‒	2022: Mr. Basilio, Mr. Maciel, Mr. Abrams-Rivera, Ms. La Lande, and Mr. Oliveira; and
‒	2021: Mr. Basilio, Mr. Abrams-Rivera, Ms. La Lande, and Mr. Oliveira.

Mr. Oliveira’s compensation was paid in British pounds (£). The amounts used for the NEO Average SCT Total Compensation for Other NEOs are based on the 12-month average exchange rate for the calendar year as reported in the Summary Compensation Table for the applicable year. For Mr. Oliveira, the applicable exchange rates were $1 to £0.80 for 2023, $1 to £0.85 for 2022, and $1 to £0.73 for 2021.

(4)
The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable fiscal year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the CAP, using the same methodology described above in Note 2. To calculate the CAP, the following amounts were deducted from and added to the Summary Compensation Table total compensation:

RECONCILIATION OF AVERAGE SCT FOR NON-CEO NEOS TO AVERAGE CAP TO NON-CEO NEOS:

CAP to Non-CEO NEOs	2025	2024	2023	2022	2021
Summary Compensation Table (SCT) Total(i)(ii)	5,386,817	4,021,616	6,765,828	5,609,580	6,259,577
Less, value of Stock Awards and Option Awards reported in SCT(iii)	3,159,891	1,351,927	3,057,950	2,479,584	1,902,553
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(iv)	2,526,307	1,867,990	3,127,635	2,666,378	1,616,112
Plus, fair value as of vesting date of equity awards granted and vested in the year(v)	—	—	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years(iv)	(1,129,190)	(1,478,651)	(681,776)	3,238,765	712,113
Plus (less) change in fair value from the prior year-end through the vesting date of equity awards granted in prior years that vested in the year(iv)	(212,944)	(124,758)	(774,685)	416,784	619,857
Less, prior year-end fair value for any equity awards forfeited in the year(iv)	—	—	—	—	(56,550)
Plus, value of dividends paid on unvested awards during applicable fiscal year prior to vesting(v)	194,799	165,545	—	—	—
CAP to Non-CEO NEOs(a)(b)(c)	3,605,899	3,099,815	5,379,052	9,451,924	7,248,556

(i)
In 2020, the summary compensation table average is impacted by new hire bonuses and new hire awards.
(ii)
In 2021, 2022, and 2023, no non-CEO NEOs received a cash bonus other than their PBP payout reflected in Non-Equity Incentive Compensation. In 2024, Mr. Navio received the third and final installment of a cash bonus in connection with his elevation to Business Unit President, U.S. Zone in January 2022.
(iii)
Deductions include the total grant date fair value of awards as reported in the Summary Compensation Table for each applicable year.
(iv)
Additions include the aggregate sum of: increase by fair value of awards granted during the applicable fiscal year that remain unvested as of the applicable fiscal year end, determined at the applicable fiscal year end; increase or decrease by change in fair value of outstanding unvested prior fiscal year awards that remain unvested at the applicable fiscal year end as compared to the fair value as of the prior fiscal year end; increase or decrease by the change in fair value of prior fiscal year awards that vested during the applicable fiscal year as of the vesting date as compared to the fair value as of the prior fiscal year end; deduction of fair value of the prior fiscal year awards as of the prior fiscal year end that were forfeited during the applicable fiscal year; increase by the amount of dividends paid on unvested awards during the applicable fiscal year prior to the vesting date; increase by incremental fair value of Options modified during the applicable fiscal year.
(v)
In 2021, 2022 and 2023 dividends were included in All Other Compensation in the Summary Compensation Table.
(vi)
In 2021, 2022, 2023 2024 and 2025 we did not grant any awards that vested in the same year they were granted.
(a)
For the valuation of stock options, we used the Hull-White I lattice model, under which vested options are expected to be exercised once the stock-to-strike ratio has been achieved, based on a settlement assumption that was derived from the grant-date valuation of the options. All other assumptions were estimated using the same methodology as used to determine the grant date fair value of the options, as disclosed in our 2025 Annual Report.
(b)
The estimated fair values of the Company’s unvested relative TSR PSU awards were valued using a Monte Carlo simulation as of each relevant measurement date for fiscal years 2022 to 2025.
(c)
The Non-dividend Protected PSU fair value was estimated by discounting the fair value of the PSUs based on the dividend yield. Dividend yield was estimated using the quarterly dividend divided by the three-month average stock price, annualized and continuously compounded. The grant date fair value of PSUs is amortized to expense on a straight-line basis over the requisite service period for each separately vesting portion of the awards. We adjust the expense based on the likelihood of future achievement of performance metrics.
(5)
Based on an initial fixed investment of $100 on December 26, 2020, the last day of our 2020 fiscal year.
(6)
Represents the S&P Consumer Staples Food and Soft Drink Products, which we consider to be our peer group under Regulation S-K Item 201(e), as presented in our 2025 Annual Report. Based on an initial fixed investment of $100 on December 24, 2020, the last day of our 2020 fiscal year. TSR is weighted according to each peer company’s stock market capitalization at the beginning of each period for which a return is indicated.
(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s financial statements for the applicable year.
(8)
Our Company selected measure selected was PBP Adjusted Operating Income, our highest weighted measure. Our 2025 financial metrics are defined above under —Compensation Discussion and Analysis —2024 Executive Compensation Program—Annual Cash-Based Performance Bonus Plan (PBP)—Financial Measure.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote
(i)
In 2024 and 2025 Mr. Abrams-Rivera did not receive a cash bonus other than his PBP payout reflected in Non-Equity Incentive Compensation. In 2021, 2022 and 2023, Mr. Patricio did not receive a cash bonus other than his PBP payout reflected in Non-Equity Incentive Compensation.

Peer Group Issuers, Footnote
(6)
Represents the S&P Consumer Staples Food and Soft Drink Products, which we consider to be our peer group under Regulation S-K Item 201(e), as presented in our 2025 Annual Report. Based on an initial fixed investment of $100 on December 24, 2020, the last day of our 2020 fiscal year. TSR is weighted according to each peer company’s stock market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	$ 10,748,810	$ 8,999,384	$ 11,359,250	$ 7,098,246	$ 8,605,599
PEO Actually Paid Compensation Amount	$ 6,953,641	4,758,413	8,155,888	11,036,341	6,901,200
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the amount of CAP calculated in accordance with SEC rules. The amounts do not reflect the actual amount of compensation earned by, or paid during, the applicable year. To calculate CAP, the following amounts were deducted from and added to Total Compensation reflected in the Summary Compensation Table:

RECONCILIATION OF SCT TOTAL FOR CEO TO CAP TO CEO:

CAP to CEO	2025	2024	2023	2022	2021
Summary Compensation Table (SCT) Total(i)	10,748,810	8,999,384	11,359,250	7,098,246	8,605,599
(Less), value of Stock Awards and Option Awards reported in SCT(ii)	8,102,609	6,533,365	6,264,792	2,875,162	3,743,976
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(iii)	6,213,320	5,388,537	6,295,041	3,026,056	3,558,241
Plus, fair value as of vesting date of equity awards granted and vested in the year(iv)	—	—	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years(iii)	(2,396,704)	(3,116,715)	(730,077)	2,843,969	(4,612,721)
Plus (less), change in fair value from the prior year-end through the vesting date of equity awards granted in prior years that vested in the year(iii)	13,397	(384,603)	(2,503,534)	1,654,310	3,094,057
Less, prior year-end fair value for any equity awards forfeited in the year(iii)	—	—	—	(711,078)	—
Plus, value of dividends paid on unvested awards during applicable fiscal year prior to vesting(iv)	477,427	405,176	—	—	—
CAP to CEO(a)(b)(c)	6,953,641	4,758,413	8,155,888	11,036,341	6,901,200

(i)
In 2024 and 2025 Mr. Abrams-Rivera did not receive a cash bonus other than his PBP payout reflected in Non-Equity Incentive Compensation. In 2021, 2022 and 2023, Mr. Patricio did not receive a cash bonus other than his PBP payout reflected in Non-Equity Incentive Compensation.
(ii)
Deductions include the total grant date fair value of awards as reported in the Summary Compensation Table for each applicable fiscal year.
(iii)
Additions include the aggregate sum of: increase by fair value of awards granted during the applicable year that remain unvested as of the applicable fiscal year end, determined at the applicable fiscal year end; increase or decrease by change in fair value of outstanding unvested prior year awards that remain unvested at the applicable fiscal year end as compared to the fair value as of the prior fiscal year end; increase or decrease by the change in fair value of prior fiscal awards that vested during the applicable year as of the vesting date as compared to the fair value as of the prior fiscal year end; deduction of fair value of the prior year awards as of the prior fiscal year end that were forfeited during the applicable year; increase by the amount of dividends paid on unvested awards during the applicable year prior to the vesting date; increase by incremental fair value of stock options modified during the applicable year.
(iv)
In 2021, 2022 and 2023 dividends were included in the All Other Compensation column of the Summary Compensation Table.
(v)
In 2021, 2022, 2023, 2024, and 2025 we did not grant any awards that vested in the same year they were granted.
(vi)
In 2019, Mr. Patricio was granted new hire awards of PSUs and RSUs in the aggregate amount of $35 million, conditioned on his investment of $20 million to purchase shares of the Company stock, with a four-year holding requirement. He was not eligible to receive additional equity awards in 2020, 2021, and 2022, other than matching RSUs that may be granted to Mr. Patricio through his participation in our Bonus Investment Plan.
(vii)
Mr. Patricio was also granted a new hire award of PSUs based on the achievement of certain Company stock price targets. As of fiscal year-end 2022, the target had not been met.
(viii)
In 2023, Mr. Patricio became eligible to receive equity awards.

Non-PEO NEO Average Total Compensation Amount	$ 5,386,817	4,021,616	6,765,828	5,609,580	6,259,577
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,605,899	3,099,815	5,379,052	9,451,924	7,248,556
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable fiscal year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the CAP, using the same methodology described above in Note 2. To calculate the CAP, the following amounts were deducted from and added to the Summary Compensation Table total compensation:

RECONCILIATION OF AVERAGE SCT FOR NON-CEO NEOS TO AVERAGE CAP TO NON-CEO NEOS:

CAP to Non-CEO NEOs	2025	2024	2023	2022	2021
Summary Compensation Table (SCT) Total(i)(ii)	5,386,817	4,021,616	6,765,828	5,609,580	6,259,577
Less, value of Stock Awards and Option Awards reported in SCT(iii)	3,159,891	1,351,927	3,057,950	2,479,584	1,902,553
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(iv)	2,526,307	1,867,990	3,127,635	2,666,378	1,616,112
Plus, fair value as of vesting date of equity awards granted and vested in the year(v)	—	—	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years(iv)	(1,129,190)	(1,478,651)	(681,776)	3,238,765	712,113
Plus (less) change in fair value from the prior year-end through the vesting date of equity awards granted in prior years that vested in the year(iv)	(212,944)	(124,758)	(774,685)	416,784	619,857
Less, prior year-end fair value for any equity awards forfeited in the year(iv)	—	—	—	—	(56,550)
Plus, value of dividends paid on unvested awards during applicable fiscal year prior to vesting(v)	194,799	165,545	—	—	—
CAP to Non-CEO NEOs(a)(b)(c)	3,605,899	3,099,815	5,379,052	9,451,924	7,248,556

(i)
In 2020, the summary compensation table average is impacted by new hire bonuses and new hire awards.
(ii)
In 2021, 2022, and 2023, no non-CEO NEOs received a cash bonus other than their PBP payout reflected in Non-Equity Incentive Compensation. In 2024, Mr. Navio received the third and final installment of a cash bonus in connection with his elevation to Business Unit President, U.S. Zone in January 2022.
(iii)
Deductions include the total grant date fair value of awards as reported in the Summary Compensation Table for each applicable year.
(iv)
Additions include the aggregate sum of: increase by fair value of awards granted during the applicable fiscal year that remain unvested as of the applicable fiscal year end, determined at the applicable fiscal year end; increase or decrease by change in fair value of outstanding unvested prior fiscal year awards that remain unvested at the applicable fiscal year end as compared to the fair value as of the prior fiscal year end; increase or decrease by the change in fair value of prior fiscal year awards that vested during the applicable fiscal year as of the vesting date as compared to the fair value as of the prior fiscal year end; deduction of fair value of the prior fiscal year awards as of the prior fiscal year end that were forfeited during the applicable fiscal year; increase by the amount of dividends paid on unvested awards during the applicable fiscal year prior to the vesting date; increase by incremental fair value of Options modified during the applicable fiscal year.
(v)
In 2021, 2022 and 2023 dividends were included in All Other Compensation in the Summary Compensation Table.
(vi)
In 2021, 2022, 2023 2024 and 2025 we did not grant any awards that vested in the same year they were granted.
(a)
For the valuation of stock options, we used the Hull-White I lattice model, under which vested options are expected to be exercised once the stock-to-strike ratio has been achieved, based on a settlement assumption that was derived from the grant-date valuation of the options. All other assumptions were estimated using the same methodology as used to determine the grant date fair value of the options, as disclosed in our 2025 Annual Report.
(b)
The estimated fair values of the Company’s unvested relative TSR PSU awards were valued using a Monte Carlo simulation as of each relevant measurement date for fiscal years 2022 to 2025.
(c)
The Non-dividend Protected PSU fair value was estimated by discounting the fair value of the PSUs based on the dividend yield. Dividend yield was estimated using the quarterly dividend divided by the three-month average stock price, annualized and continuously compounded. The grant date fair value of PSUs is amortized to expense on a straight-line basis over the requisite service period for each separately vesting portion of the awards. We adjust the expense based on the likelihood of future achievement of performance metrics.

Compensation Actually Paid vs. Total Shareholder Return

COMPENSATION ACTUALLY PAID

CAP VERSUS COMPANY CUMULATIVE TSR

CAP to our CEO and other NEOs is aligned with the Company’s TSR. This is due primarily to the Company’s compensation philosophy of meritocracy and the significance of equity-based compensation in our compensation program, which aligns equity to the Company’s financial performance.

Compensation Actually Paid vs. Net Income

CAP VERSUS NET INCOME

Net income and the CEO and other NEOs’ CAP has fluctuated each year. This is due primarily to the fact that we do not use net income to determine compensation levels or incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure

CAP VERSUS FIVE-YEAR CUMULATIVE ADJUSTED OPERATING INCOME

The CEO and NEOs’ CAP has fluctuated each year versus Adjusted Operating Income results primarily due to our philosophy of meritocracy and the fact that Adjusted Operating Income represents one of the metrics we use to determine incentive plan payouts.

Total Shareholder Return Vs Peer Group

PEER GROUP

The TSR peer group includes S&P Consumer Staples Good and Soft Drink Products companies, as also disclosed in our 2025 Annual Report. Companies included in the S&P Consumer Staples Food and Soft Drink Products index change periodically and are presented on the basis of the index as it is comprised on December 27, 2025. This graph covers the five-year period from December 24, 2020 (the last trading day of our fiscal year 2020) through December 26, 2025 (the last trading day of our fiscal year 2025). The peer group used for this pay versus performance disclosure differ from the peer groups we use for compensation and the TSR performance measure in our PSU awards. For additional information on our compensation and performance peer groups, see above under —Compensation Discussion and Analysis—Compensation Structure and Goals—Year-Round Executive Compensation-Setting Process—Role of Peer Groups.

TSR COMPARISON

We consider the S&P Consumer Staples Food and Soft Drink Products our peer group under Regulation S-K Item 201(e), as presented in our 2025 Annual Report.

Tabular List, Table

LIST OF FINANCIAL PERFORMANCE MEASURES

The following represent the most important metrics we used to determine CAP for 2025, as further detailed in the Compensation Discussion and Analysis in this Proxy Statement:

•
Adjusted Operating Income
•
PBP Adjusted Operating Income
•
PBP Organic Net Sales
•
PBP Free Cash Flow conversion
•
PBP Adjusted Gross Profit Margin
•
Market share

Total Shareholder Return Amount	$ 86.97	104.46	120.16	126.55	105.08
Peer Group Total Shareholder Return Amount	201.42	171.35	135.03	106.92	129.44
Net Income (Loss)	$ (5,848,000,000)	$ 2,746,000,000	$ 2,846,000,000	$ 2,368,000,000	$ 1,024,000,000
Company Selected Measure Amount	4,745,000,000	5,360,000,000	5,297,000,000	4,989,000,000	5,268,000,000
PEO Name	Mr. Abrams-Rivera	Mr. Abrams-Rivera	Mr. Patricio	Mr. Patricio	Mr. Patricio
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Non-GAAP Measure Description
(8)
Our Company selected measure selected was PBP Adjusted Operating Income, our highest weighted measure. Our 2025 financial metrics are defined above under —Compensation Discussion and Analysis —2024 Executive Compensation Program—Annual Cash-Based Performance Bonus Plan (PBP)—Financial Measure.

Measure:: 2
Pay vs Performance Disclosure
Name	PBP Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	PBP Organic Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name	PBP Free Cash Flow conversion
Measure:: 5
Pay vs Performance Disclosure
Name	PBP Adjusted Gross Profit Margin
Measure:: 6
Pay vs Performance Disclosure
Name	Market share
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,102,609)	$ (6,533,365)	$ (6,264,792)	$ (2,875,162)	$ (3,743,976)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,213,320	5,388,537	6,295,041	3,026,056	3,558,241
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,396,704)	(3,116,715)	(730,077)	2,843,969	(4,612,721)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,397	(384,603)	(2,503,534)	1,654,310	3,094,057
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0			(711,078)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	477,427	405,176
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,159,891)	(1,351,927)	(3,057,950)	(2,479,584)	(1,902,553)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,526,307	1,867,990	3,127,635	2,666,378	1,616,112
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,129,190)	(1,478,651)	(681,776)	3,238,765	712,113
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(212,944)	(124,758)	(774,685)	416,784	619,857
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(56,550)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 194,799	$ 165,545	$ 0	$ 0	$ 0